Equity - Exercises of share options under the VSOP plan and legacy program (Details) - Old VSOP Plan - shares	1 Months Ended
	Mar. 31, 2024	Dec. 31, 2022	Oct. 31, 2021	Aug. 31, 2020
Equity
Number of shares received	786,746	777,260	765,223	759,677
Number of shares held for payable of tax liabilities			523,897	390,023
Number of shares issued for exercise of stock options			241,326	369,654